Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss for year	$ (18,184,468)	$ (18,592,981)	$ (2,007,305)
Adjustments to reconcile net loss to net cash flows:
Depreciation and accretion	28,024	8,823	65,175
Share-based payments	553,430	599,117	197,889
Finance cost	0	8,111	317,056
Interest costs	0	21,066	258,640
Unrealized foreign exchange (gain)/loss	580,902	480,325	(227,164)
Share compensation for services	350,000	344,470	0
Impairment/(recovery) of mineral property	13,994,970	14,829,267	(195,079)
Impairment of prepaid expenses	26,234	57,420	0
Impairment of property and equipment	425,925	159,666	0
Impairment of receivables	21,004	61,202	0
(Loss)/gain on sale of marketable securities	91,890	22,810	(59,698)
Loss on sale of equipment	0	1,681	67,348
Loss on debt settlement	(50,000)	752,742	0
Total adjustments before working capital	(2,112,089)	(1,246,281)	(1,583,138)
Working capital adjustments
Receivables	(22,750)	(4,290)	308,724
Prepaid expenses and reclamation deposits	(8,896)	2,496	9,231
Accounts payable and accrued liabilities and tax provision	(482,952)	540,844	811,583
Total working capital adjustments	(514,598)	539,050	1,129,538
Cash used in operating activities	(2,626,687)	(707,231)	(453,600)
Investing Activities
Cash received from GIC redemption	0	0	34,500
Purchase of GIC	0	(34,500)	0
Net (purchases)/proceeds from marketable securities	101,550	(40,250)	59,698
Proceeds from sale of property and equipment	0	0	12,331
Purchase of property and equipment	(120,416)	(515,609)	0
Mineral property acquisition and expenditures	(3,609,896)	(1,398,207)	(712,901)
Cash used in investing activities	(3,628,762)	(1,988,566)	(606,372)
Financing Activities
Funds borrowed under credit facility	0	163,405	341,116
Credit facilities paid	0	(343,076)	(234,714)
Interest paid	0	(21,066)	(11,253)
Proceeds from share issuance, net of share issue costs	6,096,621	6,864,809	952,929
Proceeds from exercise of options	24,150	50,685	0
Proceeds from exercise of warrants	1,338,167	60,000	0
Cash provided by financing activities	7,458,938	6,774,757	1,048,078
Net increase (decrease) in cash	1,203,489	4,078,960	(11,894)
Cash - beginning of year	4,100,608	21,648	33,542
Cash - end of year	$ 5,304,097	$ 4,100,608	$ 21,648